Supplemental cash flow information	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Supplemental cash flow information
Supplemental cash flow information:
a) Changes in non-cash working capital:
Changes in non-cash working capital for the years ended December 31, 2017 and 2016 are as follows:

For the years ended December 31	2017	2016
Changes in non-cash working capital:
Trade and other receivables	$(37,033)	$4,747
Inventories	(23,136)	(28,094)
Prepaid expenses	(5,702)	(1,286)
Trade, other payables and accrued liabilities, including long-term payables included in other long-term liabilities	103,601	14,577
	37,730	(10,056)
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid	(89,445)	(65,850)
Changes in non-cash working capital	$(51,715)	$(75,906)
These changes relate to the following activities:
Operating	$(49,368)	$(87,644)
Financing	—	—
Investing	(2,347)	11,738
Changes in non-cash working capital	$(51,715)	$(75,906)

The Company has reclassified the presentation of amounts relating to accrued distributions to non-controlling interests in Changes in non-cash working capital from Operating activities to Financing activities. The reclassification has been reflected in the comparative figures.

b) Reconciliation of movements in liabilities to cash flows arising from financing activities:

	Long term debt (note 8)	Finance lease obligations (note 9)
Balance at December 31, 2016	$1,556,206	$201,268

Changes from financing cash flows
Repayment of long-term debt and financing fees	(56,997)	—
Payment of finance lease liabilities	—	(6,880)
Total changes from financing cash flows	$(56,997)	$(6,880)

Liability-related other changes
Finance costs	$3,062	$—
New finance leases	—	9,512
Other	—	342
Total liability-related other changes	$3,062	$9,854

Balance at December 31, 2017	$1,502,271	$204,242